SHARE CAPITAL AND RESERVES (Details) - $ / shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Number of warrants outstanding, beginning	8,909,092	13,636,365
Number of warrants exercised	(8,909,092)	(4,727,273)
Number of warrants outstanding, Ending	0	8,909,092
Weighted average exercise price outstanding, beginning	$ 0.05	$ 0.05
Weighted average exercise price exercised	0.05	0.05
Weighted average exercise price outstanding, Ending	$ 0	$ 0.05